Payments, by Category - CAD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Total Payments
Total	$ 3,528,280,000	$ 5,395,790,000	$ 216,130,000	$ 215,350,000	$ 4,750,000	$ 9,360,300,000